Cover	May 16, 2023
Cover [Abstract]
Entity Registrant Name	Community Bancorp /VT
Entity Central Index Key	0000718413
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 16, 2023
Entity Incorporation State Country Code	VT
Entity Tax Identification Number	03-0284070
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-16435
Entity Address Address Line 1	4811 US Route 5
Entity Address City Or Town	Derby
Entity Address Postal Zip Code	05829
City Area Code	802
Local Phone Number	334-7915
Entity Address State Or Province	VT